Schedule of Fair Value of Instruments Issued in Offering (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Proceeds	$ 6,290,213	$ (80)	$ 6,290,213
Insider Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Proceeds	1,049,000		1,049,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Proceeds	72,108		72,108
Common Stock [Member] | Insider Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Proceeds	258,000		258,000
PreFunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Proceeds	2,398,831		2,398,831
PreFunded Warrants [Member] | Insider Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Proceeds	321,000		321,000
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Proceeds	3,819,274		3,819,274
Common Stock Warrants [Member] | Insider Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Proceeds	$ 470,000		$ 470,000